Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 7.2%
30,277	(1)	Afterpay Ltd.	$2,364,756	0.1
88,744		AGL Energy Ltd.	652,382	0.0
488,723		AMP Ltd.	471,199	0.0
35,562		Ampol Ltd.	665,739	0.0
167,794		APA Group - Stapled Security	1,281,197	0.1
81,727		Aristocrat Leisure Ltd.	2,144,158	0.1
27,531		ASX Ltd.	1,490,239	0.1
266,054		Aurizon Holdings Ltd.	790,637	0.0
267,753		AusNet Services	374,251	0.0
403,911		Australia & New Zealand Banking Group Ltd.	8,672,154	0.4
874,585	(1),(2)	BGP Holdings PLC	–	–
418,933	(3)	BHP Group Ltd.	14,532,531	0.6
300,360		BHP Group PLC	8,648,018	0.4
71,582		BlueScope Steel Ltd.	1,056,318	0.0
210,444		Brambles Ltd.	1,697,580	0.1
13,281	(1),(3)	CIMIC Group Ltd.	177,856	0.0
72,175		Coca-Cola Amatil Ltd.	738,073	0.0
9,349		Cochlear Ltd.	1,503,832	0.1
189,700		Coles Group Ltd.	2,313,306	0.1
252,107		Commonwealth Bank of Australia	16,541,930	0.7
69,326		Computershare Ltd.	795,479	0.0
52,965	(1)	Crown Resorts Ltd.	474,778	0.0
64,702		CSL Ltd.	13,076,516	0.6
154,876		Dexus	1,151,605	0.1
231,140		Evolution Mining Ltd.	720,097	0.0
240,825		Fortescue Metals Group Ltd.	3,670,315	0.2
236,331		Goodman Group	3,263,338	0.1
277,412		GPT Group	973,157	0.0
344,857		Insurance Australia Group Ltd.	1,228,496	0.1
98,019		Lendlease Corp., Ltd. - Stapled Security	966,412	0.0
48,840		Macquarie Group Ltd.	5,693,705	0.2
18,281		Magellan Financial Group Ltd.	630,982	0.0
392,208		Medibank Pvt Ltd.	835,989	0.0
560,688		Mirvac Group	1,069,573	0.1
467,915		National Australia Bank Ltd.	9,270,561	0.4
116,139		Newcrest Mining Ltd.	2,194,085	0.1
156,611		Northern Star Resources Ltd.	1,134,447	0.1
281,119		Oil Search Ltd.	878,942	0.0
57,803		Orica Ltd.	614,482	0.0
250,821		Origin Energy Ltd.	898,622	0.0
131,204	(1)	Qantas Airways Ltd.	509,219	0.0
209,237		QBE Insurance Group Ltd.	1,532,351	0.1
26,040		Ramsay Health Care Ltd.	1,330,019	0.1
7,503		REA Group Ltd.	811,927	0.0
52,791		Rio Tinto Ltd.	4,461,739	0.2
266,585		Santos Ltd.	1,442,931	0.1
738,130		Scentre Group	1,589,263	0.1
47,763	(1)	Seek Ltd.	1,041,080	0.0
64,451		Sonic Healthcare Ltd.	1,723,507	0.1
687,868		South32 Ltd. - AUD	1,476,266	0.1
339,647		Stockland	1,140,168	0.1
181,186		Suncorp Group Ltd.	1,365,076	0.1
188,318	(1),(3)	Sydney Airport - Stapled Security	889,847	0.0
315,302		TABCORP Holdings Ltd.	1,126,501	0.1
591,976		Telstra Corp., Ltd.	1,532,834	0.1
52,959	(3)	TPG Telecom Ltd.	255,858	0.0
389,168		Transurban Group - Stapled Security	3,956,363	0.2
102,688		Treasury Wine Estates Ltd.	809,390	0.0
550,277		Vicinity Centres	695,633	0.0
15,342	(3)	Washington H Soul Pattinson & Co. Ltd.	369,338	0.0
161,245		Wesfarmers Ltd.	6,475,374	0.3
513,622		Westpac Banking Corp.	9,527,144	0.4
20,748		WiseTech Global Ltd.	461,681	0.0
135,914		Woodside Petroleum Ltd.	2,484,220	0.1
179,882		Woolworths Group Ltd.	5,602,284	0.2
			168,267,750	7.2

		Austria: 0.2%
39,730	(1)	Erste Group Bank AG	1,345,990	0.1
20,974	(1)	OMV AG	1,062,909	0.1
21,051	(1)	Raiffeisen International Bank Holding AG	462,131	0.0
9,697	(3)	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	704,383	0.0
16,528		Voestalpine AG	684,473	0.0
			4,259,886	0.2

		Belgium: 0.8%
24,901		Ageas SA/NV	1,503,682	0.1
108,359		Anheuser-Busch InBev SA/NV	6,811,779	0.3
4,393	(3)	Elia System Operator SA/NV	483,794	0.0
7,732		Etablissements Franz Colruyt NV	460,966	0.0
6,040	(1),(3)	Galapagos NV	466,075	0.0
16,063		Groupe Bruxelles Lambert S.A.	1,661,660	0.1
35,530	(1)	KBC Group NV	2,585,222	0.1
21,632	(3)	Proximus SADP	470,669	0.0
2,195		Sofina SA	742,095	0.0
10,540		Solvay S.A.	1,311,767	0.0
17,980	(1)	UCB S.A.	1,709,256	0.1
28,033		Umicore SA	1,487,280	0.1
			19,694,245	0.8

		China: 0.1%
526,417		BOC Hong Kong Holdings Ltd.	1,841,615	0.1
245,200	(4)	Budweiser Brewing Co. APAC Ltd.	733,974	0.0
			2,575,589	0.1

		Denmark: 2.3%
23,274	(3)	Ambu A/S	1,093,008	0.0
452		AP Moller - Maersk A/S - Class A	983,582	0.0
872		AP Moller - Maersk A/S - Class B	2,024,364	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
14,649		Carlsberg A/S	$2,246,565	0.1
15,001	(1)	Chr Hansen Holding A/S	1,362,610	0.1
16,895		Coloplast A/S	2,540,114	0.1
98,090		Danske Bank A/S	1,835,010	0.1
29,438		DSV PANALPINA A/S	5,774,076	0.2
9,315	(1)	Genmab A/S	3,063,645	0.1
18,209		GN Store Nord A/S	1,433,209	0.1
9,927		H Lundbeck A/S	338,972	0.0
244,879		Novo Nordisk A/S	16,500,837	0.7
29,599	(3)	Novozymes A/S	1,893,943	0.1
26,902	(4)	Orsted A/S	4,343,741	0.2
14,221	(1)	Pandora A/S	1,520,928	0.1
1,146	(3)	Rockwool International AS	482,347	0.0
46,548	(3)	Tryg A/S	1,097,086	0.1
28,005		Vestas Wind Systems A/S	5,777,063	0.2
15,425	(1)	Demant A/S	652,949	0.0
			54,964,049	2.3

		Finland: 1.2%
20,227		Elisa OYJ	1,213,296	0.1
63,163		Fortum OYJ	1,687,030	0.1
38,898		Kesko OYJ	1,189,596	0.1
48,336		Kone Oyj	3,950,813	0.2
60,165		Neste Oyj	3,195,117	0.1
804,046	(1),(3)	Nokia OYJ - Finland	3,211,078	0.1
460,759		Nordea Bank Abp	4,543,199	0.2
15,075		Orion Oyj	604,008	0.0
66,986		Sampo OYJ	3,020,422	0.1
82,731		Stora Enso OYJ	1,543,349	0.1
75,903		UPM-Kymmene OYJ	2,727,795	0.1
63,202		Wartsila OYJ	662,539	0.0
			27,548,242	1.2

		France: 10.2%
26,045	(1)	Accor S.A.	981,272	0.0
4,222	(1)	Aeroports de Paris	503,681	0.0
67,350		Air Liquide SA	10,996,674	0.5
37,758	(1)	Alstom SA	1,881,375	0.1
8,637	(1),(4)	Amundi SA	690,287	0.0
9,836		Arkema SA	1,191,197	0.1
14,078	(1)	Atos SE	1,097,592	0.0
275,068		AXA S.A.	7,384,013	0.3
5,900	(1)	BioMerieux	750,593	0.0
159,962	(1)	BNP Paribas	9,746,410	0.4
125,695		Bollore SA	606,592	0.0
32,476		Bouygues SA	1,300,820	0.1
41,836	(1)	Bureau Veritas SA	1,190,517	0.1
22,893		Capgemini SE	3,892,441	0.2
86,998		Carrefour S.A.	1,575,157	0.1
72,371	(1)	Cie de Saint-Gobain	4,273,635	0.2
24,094		Cie Generale des Etablissements Michelin SCA	3,608,577	0.2
24,411	(1)	CNP Assurances	463,002	0.0
7,401	(1)	Covivio	632,999	0.0
164,094	(1)	Credit Agricole SA	2,376,452	0.1
87,882		Danone	6,015,374	0.3
356	(1)	Dassault Aviation SA	395,893	0.0
18,790		Dassault Systemes SE	4,016,168	0.2
35,067	(1)	Edenred	1,830,989	0.1
11,846	(1)	Eiffage SA	1,184,470	0.1
88,169	(1)	Electricite de France SA	1,182,723	0.1
259,744	(1)	Engie SA	3,689,761	0.2
40,505		EssilorLuxottica SA	6,598,571	0.3
5,599	(1)	Eurazeo SE	425,944	0.0
13,778	(1)	Faurecia SE	733,149	0.0
2,976	(1)	Faurecia SE	158,859	0.0
6,529		Gecina S.A.	898,728	0.0
62,662	(1)	Getlink SE	960,581	0.0
4,504		Hermes International	4,981,430	0.2
2,104		Iliad SA	399,663	0.0
5,364		Ipsen SA	459,829	0.0
10,775		Kering SA	7,435,398	0.3
27,765	(3)	Klepierre SA	646,253	0.0
12,240	(4)	La Francaise des Jeux SAEM	556,213	0.0
37,972		Legrand S.A.	3,527,920	0.2
35,828		L'Oreal S.A.	13,725,084	0.6
39,480		LVMH Moet Hennessy Louis Vuitton SE	26,370,823	1.1
134,835	(1)	Natixis SA	644,495	0.0
283,718		Orange SA	3,491,435	0.2
7,362	(1)	Orpea SA	852,510	0.0
29,793		Pernod Ricard SA	5,576,651	0.2
31,709	(1)	Publicis Groupe	1,933,695	0.1
3,214		Remy Cointreau SA	593,629	0.0
27,336	(1)	Renault S.A.	1,182,063	0.1
45,571	(1)	Safran S.A.	6,198,932	0.3
161,135		Sanofi	15,933,754	0.7
3,933		Sartorius Stedim Biotech	1,618,626	0.1
76,611		Schneider Electric SE	11,670,591	0.5
22,581	(1)	SCOR SE	769,179	0.0
3,546		SEB SA	624,697	0.0
54,532		SES S.A. - Receipt	432,606	0.0
115,291	(1)	Societe Generale	3,014,275	0.1
12,582	(1)	Sodexo SA	1,205,464	0.1
49,218	(1)	Suez SA	1,042,392	0.0
8,352		Teleperformance	3,045,113	0.1
15,153		Thales S.A.	1,503,932	0.1
358,439	(1)	Total SE	16,710,403	0.7
13,066	(1)	UbiSoft Entertainment	993,094	0.0
19,692	(1),(3)	Unibail-Rodamco-Westfield	1,573,363	0.1
32,611		Valeo SA	1,106,408	0.0
76,638		Veolia Environnement	1,966,121	0.1
74,133		Vinci SA	7,592,863	0.3
118,015		Vivendi SE	3,873,696	0.2
3,816		Wendel SE	473,568	0.0
33,734	(1),(4)	Worldline SA/France	2,824,116	0.1
			239,784,780	10.2

		Germany: 8.6%
27,076	(1)	Adidas AG	8,458,326	0.4
58,633		Allianz SE	14,913,657	0.6
142,281		Aroundtown SA	1,013,309	0.0
130,618		BASF SE	10,854,783	0.5
139,712		Bayer AG	8,853,995	0.4
47,086		Bayerische Motoren Werke AG	4,886,442	0.2
3,888		Bechtle AG	729,374	0.0
14,335		Beiersdorf AG	1,514,655	0.1
21,972		Brenntag SE	1,877,051	0.1
5,732		Carl Zeiss Meditec AG	864,012	0.0
142,683	(1)	Commerzbank AG	875,594	0.0
15,644	(1)	Continental AG	2,070,874	0.1
26,101	(4)	Covestro AG	1,756,103	0.1
121,714		Daimler AG	10,862,983	0.5
18,432	(1),(4)	Delivery Hero SE	2,389,113	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
279,223	(1)	Deutsche Bank AG	$3,339,798	0.1
27,020		Deutsche Boerse AG	4,489,900	0.2
42,563	(1),(3)	Deutsche Lufthansa AG	564,528	0.0
140,877		Deutsche Post AG	7,728,662	0.3
473,993		Deutsche Telekom AG	9,552,622	0.4
48,614		Deutsche Wohnen SE	2,267,776	0.1
319,281		E.ON AG	3,720,905	0.2
29,864		Evonik Industries AG	1,056,740	0.0
59,459		Fresenius SE & Co. KGaA	2,649,526	0.1
30,329		Fresenius Medical Care AG & Co. KGaA	2,234,088	0.1
21,849		GEA Group AG	896,157	0.0
8,575		Hannover Rueck SE	1,565,866	0.1
21,163		HeidelbergCement AG	1,922,834	0.1
21,017	(1)	HelloFresh SE	1,565,938	0.1
14,778		Henkel AG & Co. KGaA	1,464,096	0.1
3,521	(3)	Hochtief AG	315,228	0.0
185,717		Infineon Technologies AG	7,901,840	0.3
10,277	(3)	KION Group AG	1,015,429	0.0
10,316		Knorr-Bremse AG	1,287,362	0.1
11,831		LANXESS AG	873,188	0.0
10,165		LEG Immobilien SE	1,337,076	0.1
18,380		Merck KGaA	3,143,985	0.1
7,551		MTU Aero Engines AG	1,778,769	0.1
19,924		Muenchener Rueckversicherungs-Gesellschaft AG	6,135,999	0.3
8,224		Nemetschek SE	524,973	0.0
13,942	(1)	Puma SE	1,366,900	0.1
729	(3)	Rational AG	566,291	0.0
91,358		RWE AG	3,585,064	0.2
148,501		SAP SE	18,214,706	0.8
15,302	(4)	Scout24 AG	1,160,869	0.0
108,792		Siemens AG	17,875,850	0.8
56,835	(1)	Siemens Energy AG	2,040,176	0.1
38,219	(4)	Siemens Healthineers AG	2,071,546	0.1
18,296		Symrise AG	2,219,889	0.1
22,876	(1),(4)	TeamViewer AG	978,325	0.0
148,055		Telefonica Deutschland Holding AG	434,318	0.0
28,665		Uniper SE	1,038,341	0.0
15,196		United Internet AG	610,061	0.0
4,616	(1),(3)	Volkswagen AG	1,674,630	0.1
76,452		Vonovia SE	4,996,100	0.2
21,802	(1),(4)	Zalando SE	2,136,333	0.1
			202,222,955	8.6

		Hong Kong: 3.0%
1,719,899		AIA Group Ltd.	21,046,009	0.9
43,700		ASM Pacific Technology Ltd.	559,259	0.0
186,552	(3)	Bank of East Asia Ltd.	397,380	0.0
367,699		CK Asset Holdings Ltd.	2,238,397	0.1
383,699		CK Hutchison Holdings Ltd.	3,065,491	0.1
94,402		CK Infrastructure Holdings Ltd.	562,788	0.0
233,365		CLP Holdings Ltd.	2,272,204	0.1
261,000	(1),(4)	ESR Cayman Ltd.	858,411	0.0
287,823		Hang Lung Properties Ltd.	751,288	0.0
108,736		Hang Seng Bank Ltd.	2,111,456	0.1
206,059		Henderson Land Development Co., Ltd.	929,967	0.1
377,000		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	374,585	0.0
539,867		HKT Trust & HKT Ltd. - Stapled Security	770,585	0.0
1,516,078		Hong Kong & China Gas	2,403,877	0.1
171,288		Hong Kong Exchanges and Clearing Ltd.	10,161,815	0.4
166,233		Hongkong Land Holdings Ltd. - HKHGF	817,566	0.0
31,004		Jardine Matheson Holdings Ltd.	2,031,290	0.1
31,500	(3)	Jardine Strategic Holdings Ltd.	1,040,800	0.1
293,332		Link REIT	2,676,286	0.1
30,523	(1)	Melco Resorts & Entertainment Ltd. ADR	607,713	0.0
219,644		MTR Corp.	1,249,220	0.1
217,273		New World Development Co. Ltd.	1,128,664	0.1
605,000		PCCW Ltd.	341,663	0.0
197,345		Power Assets Holdings Ltd.	1,168,082	0.1
450,626		Sino Land Co.	628,881	0.0
185,471		Sun Hung Kai Properties Ltd.	2,808,374	0.1
70,620		Swire Pacific Ltd. - Class A	531,979	0.0
166,425		Swire Properties Ltd.	516,582	0.0
195,500		Techtronic Industries Co., Ltd.	3,351,614	0.2
1,364,000	(4)	WH Group Ltd.	1,108,156	0.1
237,361		Wharf Real Estate Investment Co. Ltd.	1,334,770	0.1
258,000		Xinyi Glass Holding Co. Ltd.	847,553	0.0
			70,692,705	3.0

		Ireland: 0.7%
50,783		CRH PLC	2,376,487	0.1
14,030		DCC PLC	1,216,965	0.0
23,183	(1)	Flutter Entertainment PLC	4,972,972	0.2
63,136		James Hardie Industries SE	1,908,197	0.1
22,615	(1)	Kerry Group PLC - KYG	2,824,377	0.1
21,955		Kingspan Group Plc	1,857,383	0.1
34,853		Smurfit Kappa PLC	1,635,326	0.1
			16,791,707	0.7

		Israel: 0.6%
6,036		Azrieli Group Ltd.	372,987	0.0
161,483	(1)	Bank Hapoalim BM	1,255,863	0.1
206,618		Bank Leumi Le-Israel BM	1,361,005	0.1
15,950	(1)	Check Point Software Technologies	1,785,922	0.1
5,516	(1)	CyberArk Software Ltd.	713,439	0.0
3,771		Elbit Systems Ltd.	534,419	0.0
100,303		ICL Group Ltd.	588,020	0.0
165,772		Israel Discount Bank Ltd.	689,177	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: (continued)
19,949		Mizrahi Tefahot Bank Ltd.	$520,185	0.0
8,921	(1)	Nice Ltd.	1,939,441	0.1
155,860	(1)	Teva Pharmaceutical Industries Ltd. ADR	1,798,624	0.1
7,849	(1)	Wix.com Ltd.	2,191,598	0.1
			13,750,680	0.6

		Italy: 2.1%
17,732	(1)	Amplifon S.p.A.	659,822	0.0
156,893	(1)	Assicurazioni Generali S.p.A.	3,134,596	0.1
70,461	(1)	Atlantia S.p.A	1,318,628	0.1
82,714		Davide Campari-Milano NV	925,786	0.0
3,586		DiaSorin SpA	575,358	0.0
1,156,653		Enel S.p.A.	11,505,680	0.5
358,929		ENI S.p.A.	4,422,815	0.2
17,926		Ferrari NV	3,749,837	0.2
86,685	(1)	FinecoBank Banca Fineco SpA	1,418,153	0.1
47,793	(4)	Infrastrutture Wireless Italiane SpA	532,289	0.0
2,348,746	(1)	Intesa Sanpaolo SpA	6,364,123	0.3
88,448	(1)	Mediobanca Banca di Credito Finanziario SpA	980,118	0.0
27,555	(1)	Moncler SpA	1,578,047	0.1
62,494	(1),(4)	Nexi SpA	1,090,353	0.1
74,403	(4)	Poste Italiane SpA	944,890	0.0
34,369		Prysmian SpA	1,115,969	0.1
14,891		Recordati Industria Chimica e Farmaceutica SpA	800,833	0.0
286,771		Snam SpA	1,589,845	0.1
857,220	(1)	Telecom Italia S.p.A. - Savings Share	492,923	0.0
1,189,130		Telecom Italia S.p.A. - TIT	643,301	0.0
200,090		Terna Rete Elettrica Nazionale SpA	1,511,103	0.1
302,256	(1)	UniCredit SpA	3,192,695	0.1
			48,547,164	2.1

		Japan: 24.6%
4,700		ABC-Mart, Inc.	265,409	0.0
56,843		Acom Co., Ltd.	264,761	0.0
28,300		Advantest Corp.	2,485,651	0.1
14,542		Aeon Mall Co., Ltd.	253,709	0.0
92,980		Aeon Co., Ltd.	2,777,321	0.1
27,521		AGC, Inc.	1,155,196	0.1
26,143		Air Water, Inc.	458,641	0.0
23,011		Aisin Corp.	876,403	0.0
66,428		Ajinomoto Co., Inc.	1,361,694	0.1
26,768		Alfresa Holdings Corp.	516,794	0.0
45,989		Amada Co. Ltd.	513,588	0.0
22,289	(1)	ANA Holdings, Inc.	518,622	0.0
64,658		Asahi Group Holdings, Ltd.	2,737,023	0.1
27,800		Asahi Intecc Co. Ltd.	767,354	0.0
178,453		Asahi Kasei Corp.	2,060,012	0.1
264,720		Astellas Pharma, Inc.	4,077,826	0.2
17,600		Azbil Corp.	758,816	0.0
28,393		Bandai Namco Holdings, Inc.	2,029,743	0.1
8,111		Bank of Kyoto Ltd./The	499,670	0.0
76,143		Bridgestone Corp.	3,095,588	0.1
31,686		Brother Industries Ltd.	703,760	0.0
12,401		Calbee, Inc.	316,117	0.0
142,293		Canon, Inc.	3,234,890	0.1
25,000		Capcom Co., Ltd.	813,275	0.0
27,587	(3)	Casio Computer Co., Ltd.	521,329	0.0
20,428		Central Japan Railway Co.	3,058,487	0.1
75,366	(3)	Chiba Bank Ltd.	493,376	0.0
91,742		Chubu Electric Power Co., Inc.	1,182,140	0.1
95,518		Chugai Pharmaceutical Co., Ltd.	3,881,263	0.2
41,272	(3)	Chugoku Electric Power Co., Inc.	507,096	0.0
17,600		Coca-Cola Bottlers Japan, Inc.	307,160	0.0
146,409		Concordia Financial Group Ltd.	593,845	0.0
2,800		Cosmos Pharmaceutical Corp.	436,794	0.0
57,600		CyberAgent, Inc.	1,039,711	0.1
34,574		Dai Nippon Printing Co., Ltd.	725,210	0.0
14,400		Daifuku Co., Ltd.	1,415,077	0.1
153,383	(3)	Dai-ichi Life Holdings, Inc.	2,636,642	0.1
241,979		Daiichi Sankyo Co., Ltd.	7,059,925	0.3
35,398		Daikin Industries Ltd.	7,156,017	0.3
9,281	(3)	Daito Trust Construction Co., Ltd.	1,078,393	0.1
80,554		Daiwa House Industry Co., Ltd.	2,364,190	0.1
281		Daiwa House REIT Investment Corp.	755,076	0.0
205,721		Daiwa Securities Group, Inc.	1,065,629	0.1
61,667		Denso Corp.	4,110,976	0.2
30,803		Dentsu Group, Inc.	991,565	0.1
4,100		Disco Corp.	1,295,617	0.1
42,933		East Japan Railway Co.	3,052,852	0.1
35,779		Eisai Co., Ltd.	2,404,851	0.1
436,364	(3)	ENEOS Holdings, Inc.	1,979,728	0.1
27,193		Fanuc Ltd.	6,537,391	0.3
8,342		Fast Retailing Co., Ltd.	6,668,410	0.3
18,023		Fuji Electric Co. Ltd.	754,097	0.0
51,160		Fuji Film Holdings Corp.	3,043,420	0.1
28,013		Fujitsu Ltd.	4,076,275	0.2
24,443		Fukuoka Financial Group, Inc.	463,784	0.0
585		GLP J-Reit	961,279	0.1
5,800		GMO Payment Gateway, Inc.	770,687	0.0
33,200		Hakuhodo DY Holdings, Inc.	554,511	0.0
19,942		Hamamatsu Photonics KK	1,181,447	0.1
32,557		Hankyu Hanshin Holdings, Inc.	1,044,597	0.1
6,200		Harmonic Drive Systems, Inc.	420,352	0.0
2,900		Hikari Tsushin, Inc.	584,689	0.0
40,832		Hino Motors Ltd.	351,192	0.0
4,564		Hirose Electric Co., Ltd.	703,567	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
7,229		Hisamitsu Pharmaceutical Co., Inc.	$471,694	0.0
15,310		Hitachi Construction Machinery Co., Ltd.	490,617	0.0
137,691		Hitachi Ltd.	6,241,310	0.3
30,510		Hitachi Metals Ltd.	503,627	0.0
231,842		Honda Motor Co., Ltd.	6,989,000	0.3
7,200		Hoshizaki Corp.	643,821	0.0
53,437		Hoya Corp.	6,289,366	0.3
43,164		Hulic Co. Ltd.	510,251	0.0
15,000		Ibiden Co., Ltd.	693,032	0.0
27,555	(3)	Idemitsu Kosan Co., Ltd.	711,334	0.0
20,891		Iida Group Holdings Co. Ltd.	506,204	0.0
145,616		Inpex Corp.	995,708	0.1
78,568		Isuzu Motors Ltd.	843,805	0.0
7,600		Ito En Ltd.	466,175	0.0
191,616	(3)	Itochu Corp.	6,221,009	0.3
13,700		Itochu Techno-Solutions Corp.	442,713	0.0
20,078	(1)	Japan Airlines Co. Ltd.	449,666	0.0
8,500		Japan Airport Terminal Co., Ltd.	419,220	0.0
72,414		Japan Exchange Group, Inc.	1,701,046	0.1
57,600	(3)	Japan Post Bank Co. Ltd.	553,897	0.0
32,000		Japan Post Insurance Co. Ltd.	657,364	0.0
224,000		Japan Post Holdings Co. Ltd.	1,996,342	0.1
187		Japan Real Estate Investment Corp.	1,105,058	0.1
740		Japan Metropolitan Fund Invest	758,110	0.0
170,702		Japan Tobacco, Inc.	3,279,255	0.1
70,002		JFE Holdings, Inc.	863,690	0.0
28,935		JSR Corp.	875,682	0.0
63,954		Kajima Corp.	909,639	0.0
19,123		Kakaku.com, Inc.	523,442	0.0
100,262		Kansai Electric Power Co., Inc.	1,087,026	0.1
25,253		Kansai Paint Co., Ltd.	675,490	0.0
68,575		Kao Corp.	4,537,517	0.2
229,401	(3)	KDDI Corp.	7,068,004	0.3
13,700		Keihan Holdings Co., Ltd.	570,334	0.0
31,408		Keikyu Corp.	474,890	0.0
14,568		Keio Corp.	980,830	0.1
18,398		Keisei Electric Railway Co., Ltd.	602,370	0.0
25,888		Keyence Corp.	11,798,618	0.5
20,634		Kikkoman Corp.	1,230,502	0.1
24,397	(1)	Kintetsu Group Holdings Co., Ltd.	931,599	0.0
116,956		Kirin Holdings Co., Ltd.	2,244,168	0.1
7,000		Kobayashi Pharmaceutical Co., Ltd.	653,802	0.0
17,500		Kobe Bussan Co. Ltd.	469,214	0.0
8,320		Koei Tecmo Holdings Co. Ltd.	374,570	0.0
14,800		Koito Manufacturing Co., Ltd.	995,776	0.1
124,483		Komatsu Ltd.	3,857,642	0.2
13,266		Konami Holdings Corp.	791,975	0.0
4,700		Kose Corp.	666,130	0.0
146,122		Kubota Corp.	3,333,331	0.2
45,467		Kuraray Co., Ltd.	520,105	0.0
14,048		Kurita Water Industries, Ltd.	603,568	0.0
45,594		Kyocera Corp.	2,901,144	0.1
38,414		Kyowa Kirin Co., Ltd.	1,150,405	0.1
53,960		Kyushu Electric Power Co., Inc.	532,846	0.0
21,300	(3)	Kyushu Railway Co.	496,156	0.0
10,700		Lasertec Corp.	1,413,058	0.1
7,164		Lawson, Inc.	351,537	0.0
31,900		Lion Corp.	621,865	0.0
37,892		Lixil Corp.	1,054,507	0.1
62,700		M3, Inc.	4,304,234	0.2
31,808		Makita Corp.	1,366,215	0.1
234,756	(3)	Marubeni Corp.	1,960,700	0.1
27,019	(3)	Marui Group Co., Ltd.	509,246	0.0
80,966	(1)	Mazda Motor Corp.	663,383	0.0
9,400		McDonald's Holdings Co. Japan Ltd.	433,281	0.0
26,100		Medipal Holdings Corp.	501,680	0.0
16,288		MEIJI Holdings Co., Ltd.	1,047,413	0.1
12,300	(1)	Mercari, Inc.	561,547	0.0
51,600		Minebea Mitsumi, Inc.	1,324,388	0.1
40,400		MISUMI Group, Inc.	1,176,833	0.1
182,048		Mitsubishi Chemical Holdings Corp.	1,367,290	0.1
190,193	(3)	Mitsubishi Corp.	5,391,793	0.2
259,561		Mitsubishi Electric Corp.	3,966,884	0.2
168,227		Mitsubishi Estate Co., Ltd.	2,945,906	0.1
22,439		Mitsubishi Gas Chemical Co., Inc.	551,949	0.0
93,876	(3)	Mitsubishi HC Capital, Inc.	567,475	0.0
45,619		Mitsubishi Heavy Industries Ltd.	1,420,475	0.1
1,738,406	(3)	Mitsubishi UFJ Financial Group, Inc.	9,295,763	0.4
232,001	(3)	Mitsui & Co., Ltd.	4,841,941	0.2
26,214		Mitsui Chemicals, Inc.	829,614	0.0
130,419		Mitsui Fudosan Co., Ltd.	2,972,965	0.1
12,500		Miura Co., Ltd.	676,341	0.0
343,006	(3)	Mizuho Financial Group, Inc.	4,960,000	0.2
35,600		MonotaRO Co. Ltd.	965,769	0.1
63,354	(3)	MS&AD Insurance Group Holdings, Inc.	1,863,620	0.1
81,644		Murata Manufacturing Co., Ltd.	6,571,971	0.3
16,021		Nabtesco Corp.	733,091	0.0
26,600	(1)	Nagoya Railroad Co., Ltd.	633,713	0.0
36,820		NEC Corp.	2,174,056	0.1
69,300		Nexon Co. Ltd.	2,248,649	0.1
36,669		NGK Insulators Ltd.	672,969	0.0
21,785		NGK Spark Plug Co., Ltd.	377,418	0.0
11,709		NH Foods Ltd.	502,493	0.0
63,584		Nidec Corp.	7,752,659	0.3
43,000		Nihon M&A Center, Inc.	1,166,314	0.1
15,894		Nintendo Co., Ltd.	8,958,423	0.4
298		Nippon Prologis REIT, Inc.	958,232	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
210		Nippon Building Fund, Inc.	$1,237,485	0.1
10,222		Nippon Express Co., Ltd.	762,479	0.0
104,085		Nippon Paint Holdings Co., Ltd.	1,503,370	0.1
21,525		Nippon Sanso Holdings Corp.	410,404	0.0
6,500		Nippon Shinyaku Co., Ltd.	483,934	0.0
114,880		Nippon Steel Corp.	1,960,740	0.1
183,096	(3)	Nippon Telegraph & Telephone Corp.	4,724,228	0.2
21,803		Nippon Yusen KK	745,672	0.0
17,500	(3)	Nissan Chemical Corp.	936,293	0.0
330,092	(1)	Nissan Motor Co., Ltd.	1,844,109	0.1
28,167		Nisshin Seifun Group, Inc.	470,650	0.0
9,017		Nissin Food Products Co., Ltd.	668,534	0.0
11,306		Nitori Co., Ltd.	2,190,021	0.1
22,542		Nitto Denko Corp.	1,932,316	0.1
447,126		Nomura Holdings, Inc.	2,369,078	0.1
16,445		Nomura Real Estate Holdings, Inc.	397,507	0.0
604		Nomura Real Estate Master Fund, Inc.	909,379	0.0
45,568		Nomura Research Institute Ltd.	1,415,701	0.1
50,949		NSK Ltd.	523,848	0.0
89,720		NTT Data Corp.	1,391,460	0.1
92,515		Obayashi Corp.	849,194	0.0
9,900		Obic Co., Ltd.	1,816,567	0.1
41,927	(3)	Odakyu Electric Railway Co., Ltd.	1,147,209	0.1
122,826	(3)	Oji Holdings Corp.	796,402	0.0
165,728		Olympus Corp.	3,437,844	0.2
26,323		Omron Corp.	2,061,944	0.1
52,590		Ono Pharmaceutical Co., Ltd.	1,375,350	0.1
5,400		Oracle Corp. Japan	528,635	0.0
28,380		Oriental Land Co., Ltd.	4,270,656	0.2
186,863		ORIX Corp.	3,160,374	0.1
373		Orix JREIT, Inc.	649,652	0.0
53,365		Osaka Gas Co., Ltd.	1,041,403	0.1
14,822		Otsuka Corp.	694,988	0.0
55,546		Otsuka Holdings Co. Ltd.	2,355,646	0.1
58,668		Pan Pacific International Holdings Corp.	1,384,824	0.1
314,031		Panasonic Corp.	4,066,531	0.2
13,400	(1)	PeptiDream, Inc.	613,840	0.0
25,200		Persol Holdings Co. Ltd.	495,340	0.0
16,400		Pigeon Corp.	621,875	0.0
13,100	(3)	Pola Orbis Holdings, Inc.	315,940	0.0
122,370		Rakuten Group, Inc.	1,461,937	0.1
192,900		Recruit Holdings Co. Ltd.	9,472,589	0.4
110,400	(1)	Renesas Electronics Corp.	1,208,749	0.1
303,613	(3)	Resona Holdings, Inc.	1,275,329	0.1
95,432	(3)	Ricoh Co., Ltd.	972,755	0.1
5,066		Rinnai Corp.	568,212	0.0
12,450		Rohm Co., Ltd.	1,221,019	0.1
34,000		Ryohin Keikaku Co., Ltd.	807,032	0.0
51,245		Santen Pharmaceutical Co., Ltd.	706,732	0.0
34,570		SBI Holdings, Inc.	939,412	0.0
7,400		SCSK Corp.	439,791	0.0
29,806		Secom Co., Ltd.	2,512,696	0.1
24,610		Sega Sammy Holdings, Inc.	384,662	0.0
29,900	(1)	Seibu Holdings, Inc.	330,196	0.0
39,816	(3)	Seiko Epson Corp.	649,999	0.0
50,819		Sekisui Chemical Co., Ltd.	978,537	0.1
87,585		Sekisui House Ltd.	1,883,966	0.1
107,171		Seven & I Holdings Co., Ltd.	4,327,716	0.2
45,600		SG Holdings Co. Ltd.	1,046,945	0.1
30,300	(3)	Sharp Corp.	524,638	0.0
31,572		Shimadzu Corp.	1,144,814	0.1
3,161		Shimamura Co., Ltd.	365,271	0.0
10,555		Shimano, Inc.	2,520,960	0.1
78,592		Shimizu Corp.	636,371	0.0
50,289		Shin-Etsu Chemical Co., Ltd.	8,518,976	0.4
22,094	(1)	Shinsei Bank Ltd.	357,062	0.0
37,632	(3)	Shionogi & Co., Ltd.	2,031,559	0.1
56,862		Shiseido Co., Ltd.	3,824,208	0.2
59,281		Shizuoka Bank Ltd.	466,027	0.0
8,136		SMC Corp.	4,738,246	0.2
408,500	(3)	SoftBank Corp.	5,314,409	0.2
222,892		SoftBank Group Corp.	18,976,498	0.8
10,200		Sohgo Security Services Co., Ltd.	482,671	0.0
47,813	(3)	Sompo Holdings, Inc.	1,832,009	0.1
179,370		Sony Group Corp.	18,983,350	0.8
13,000		Square Enix Holdings Co., Ltd.	723,047	0.0
18,488		Stanley Electric Co., Ltd.	552,191	0.0
87,535		Subaru Corp.	1,749,526	0.1
37,300		Sumco Corp.	854,817	0.0
212,171		Sumitomo Chemical Co., Ltd.	1,100,802	0.1
169,055	(3)	Sumitomo Corp.	2,419,457	0.1
25,509		Sumitomo Dainippon Pharma Co. Ltd.	444,982	0.0
107,233		Sumitomo Electric Industries Ltd.	1,612,440	0.1
33,080		Sumitomo Metal Mining Co., Ltd.	1,433,530	0.1
185,651	(3)	Sumitomo Mitsui Financial Group, Inc.	6,729,348	0.3
47,985	(3)	Sumitomo Mitsui Trust Holdings, Inc.	1,674,173	0.1
43,996		Sumitomo Realty & Development Co., Ltd.	1,558,492	0.1
10,200		Sundrug Co., Ltd.	373,693	0.0
19,734		Suntory Beverage & Food Ltd.	735,894	0.0
9,517		Suzuken Co., Ltd.	372,345	0.0
52,344		Suzuki Motor Corp.	2,384,234	0.1
23,738		Sysmex Corp.	2,562,367	0.1
76,611		T&D Holdings, Inc.	985,802	0.1
16,300		Taiheiyo Cement Corp.	429,496	0.0
27,161		Taisei Corp.	1,047,907	0.1
4,800		Taisho Pharmaceutical Holdings Co. Ltd.	310,181	0.0
224,222	(3)	Takeda Pharmaceutical Co., Ltd.	8,173,379	0.4
18,412		TDK Corp.	2,563,093	0.1
25,301	(3)	Teijin Ltd.	436,529	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
91,828		Terumo Corp.	$3,323,102	0.2
17,178		THK Co., Ltd.	595,991	0.0
31,900		TIS, Inc.	763,718	0.0
26,885		Tobu Railway Co., Ltd.	724,160	0.0
15,900		Toho Co., Ltd.	646,001	0.0
10,500		Toho Gas Co., Ltd.	647,941	0.0
60,813		Tohoku Electric Power Co., Inc.	575,031	0.0
89,888		Tokio Marine Holdings, Inc.	4,277,870	0.2
6,100	(3)	Tokyo Century Corp.	411,012	0.0
205,966	(1)	Tokyo Electric Power Co., Inc.	688,508	0.0
21,165		Tokyo Electron Ltd.	9,199,020	0.4
53,472		Tokyo Gas Co., Ltd.	1,191,289	0.1
71,194		Tokyu Corp.	949,455	0.0
87,135	(3)	Tokyu Fudosan Holdings Corp.	518,074	0.0
37,316		Toppan Printing Co., Ltd.	632,627	0.0
197,203		Toray Industries, Inc.	1,273,187	0.1
54,961		Toshiba Corp.	1,860,279	0.1
37,000		Tosoh Corp.	708,640	0.0
20,134		Toto Ltd.	1,239,167	0.1
12,588		Toyo Suisan Kaisha Ltd.	528,307	0.0
9,300		Toyoda Gosei Co., Ltd.	245,175	0.0
20,805		Toyota Industries Corp.	1,859,123	0.1
301,658	(3)	Toyota Motor Corp.	23,475,033	1.0
30,154		Toyota Tsusho Corp.	1,269,800	0.1
18,953		Trend Micro, Inc.	951,405	0.1
5,200		Tsuruha Holdings, Inc.	670,997	0.0
57,378		Unicharm Corp.	2,409,332	0.1
422		United Urban Investment Corp.	567,937	0.0
31,226		USS Co., Ltd.	612,446	0.0
13,400		Welcia Holdings Co. Ltd.	459,752	0.0
23,121		West Japan Railway Co.	1,282,889	0.1
18,185		Yakult Honsha Co., Ltd.	920,129	0.0
103,137	(1)	Yamada Holdings Co. Ltd.	557,375	0.0
19,007		Yamaha Corp.	1,035,751	0.1
39,804		Yamaha Motor Co., Ltd.	979,599	0.1
41,401		Yamato Holdings Co., Ltd.	1,136,924	0.1
17,300		Yamazaki Baking Co., Ltd.	279,519	0.0
34,142		Yaskawa Electric Corp.	1,705,811	0.1
32,473		Yokogawa Electric Corp.	599,866	0.0
377,344		Z Holdings Corp.	1,882,264	0.1
15,500		ZOZO, Inc.	459,178	0.0
			575,896,433	24.6

		Luxembourg: 0.1%
18,883	(1)	Eurofins Scientific SE	1,804,849	0.1
67,250		Tenaris S.A.	760,463	0.0
			2,565,312	0.1

		Macau: 0.2%
308,159	(1)	Galaxy Entertainment Group Ltd.	2,785,861	0.1
345,202	(1)	Sands China Ltd.	1,730,194	0.1
282,365		SJM Holdings Ltd.	370,544	0.0
221,679	(1)	Wynn Macau Ltd.	431,283	0.0
			5,317,882	0.2

		Mexico: 0.0%
26,199		Fresnillo PLC	312,050	0.0

		Netherlands: 6.0%
60,241	(1),(3),(4)	ABN AMRO Bank NV	731,325	0.0
2,586	(1),(4)	Adyen NV	5,770,435	0.2
254,468		Aegon NV	1,209,053	0.1
83,636	(1)	Airbus SE	9,485,808	0.4
27,441		Akzo Nobel NV	3,063,686	0.1
101,941	(1)	ArcelorMittal SA	2,934,019	0.1
6,417	(1),(3)	Argenx SE	1,764,513	0.1
6,728		ASM International NV	1,950,747	0.1
60,534		ASML Holding NV	37,141,933	1.6
15,423		EXOR NV	1,300,825	0.1
16,384		Heineken Holding NV	1,455,858	0.1
36,861	(3)	Heineken NV	3,784,086	0.2
554,716		ING Groep NV	6,775,375	0.3
10,660	(1),(3)	JDE Peet's NV	390,799	0.0
17,981	(1),(3),(4)	Just Eat Takeaway.com NV	1,654,543	0.1
156,535		Koninklijke Ahold Delhaize NV	4,366,222	0.2
24,511	(1)	Koninklijke DSM NV	4,143,802	0.2
508,038		Koninklijke KPN NV	1,723,296	0.1
129,562	(1),(3)	Koninklijke Philips NV	7,388,349	0.3
9,835		Koninklijke Vopak NV	489,367	0.0
42,272		NN Group NV	2,062,096	0.1
69,313		Prosus NV	7,713,091	0.3
32,786	(1)	QIAGEN NV	1,586,816	0.1
16,944	(3)	Randstad NV	1,189,387	0.0
583,242		Royal Dutch Shell PLC - Class A	11,337,677	0.5
527,061		Royal Dutch Shell PLC - Class B	9,701,901	0.4
174,762		Stellantis NV	3,091,369	0.1
116,501		Stellantis NV	2,060,256	0.1
38,044		Wolters Kluwer NV	3,304,318	0.1
			139,570,952	6.0

		New Zealand: 0.3%
105,607	(1)	a2 Milk Co. Ltd.	637,527	0.0
178,255	(1),(3)	Auckland International Airport Ltd.	978,730	0.1
81,879		Fisher & Paykel Healthcare Corp. Ltd.	1,838,396	0.1
96,867		Mercury NZ Ltd.	440,223	0.0
182,474		Meridian Energy Ltd.	687,897	0.0
56,966		Ryman Healthcare Ltd.	609,750	0.0
261,621		Spark New Zealand Ltd.	819,439	0.0
17,269	(1)	Xero Ltd.	1,671,395	0.1
			7,683,357	0.3

		Norway: 0.6%
34,093	(1)	Adevinta ASA	502,340	0.0
132,288		DNB ASA	2,820,768	0.1
138,984		Equinor ASA	2,712,932	0.1
28,483		Gjensidige Forsikring ASA	667,991	0.0
62,508		Mowi ASA	1,552,493	0.1
191,525		Norsk Hydro ASA	1,230,158	0.1
106,963		Orkla ASA	1,048,989	0.0
10,752	(1)	Schibsted ASA - Class A	451,916	0.0
13,939	(1)	Schibsted ASA - Class B	499,611	0.0
99,509		Telenor ASA	1,753,127	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Norway: (continued)
24,785		Yara International ASA	$1,291,163	0.1
			14,531,488	0.6

		Portugal: 0.2%
394,775	(1)	EDP - Energias de Portugal SA	2,254,835	0.1
71,387	(1)	Galp Energia SGPS SA	827,539	0.1
35,848	(1)	Jeronimo Martins SGPS SA	603,261	0.0
			3,685,635	0.2

		Singapore: 1.1%
457,237		Ascendas Real Estate Investment Trust	1,038,665	0.1
645,015		CapitaLand Integrated Commercial Trust	1,043,698	0.1
375,796		CapitaLand Ltd.	1,052,949	0.1
64,681		City Developments Ltd.	384,698	0.0
255,420		DBS Group Holdings Ltd.	5,476,560	0.2
859,912		Genting Singapore Ltd.	589,167	0.0
207,404		Keppel Corp., Ltd.	821,706	0.0
306,400		Mapletree Commercial Trust	484,109	0.0
408,102		Mapletree Logistics Trust	586,812	0.0
477,422		Oversea-Chinese Banking Corp., Ltd.	4,176,969	0.2
190,800	(1)	Singapore Airlines Ltd.	787,931	0.0
114,451		Singapore Exchange Ltd.	848,852	0.0
222,306		Singapore Technologies Engineering Ltd.	643,917	0.0
1,161,050		Singapore Telecommunications Ltd.	2,109,696	0.1
281,200		Suntec Real Estate Investment Trust	326,845	0.0
167,556		United Overseas Bank Ltd.	3,230,819	0.2
66,000		UOL Group Ltd.	388,131	0.0
39,300		Venture Corp. Ltd.	586,845	0.0
273,576		Wilmar International Ltd.	1,104,875	0.1
			25,683,244	1.1

		Spain: 2.4%
33,661		ACS Actividades de Construccion y Servicios SA	1,118,747	0.1
9,599	(1),(4)	Aena SME SA	1,557,330	0.1
64,066	(1)	Amadeus IT Group SA	4,563,315	0.2
948,249		Banco Bilbao Vizcaya Argentaria SA	4,941,493	0.2
2,466,035	(1),(3)	Banco Santander SA	8,411,197	0.4
631,941	(1)	CaixaBank SA	1,962,049	0.1
44,990	(4)	Cellnex Telecom SA	2,593,602	0.1
35,445	(1)	Enagas	771,671	0.0
45,170		Endesa S.A.	1,197,116	0.1
69,214	(1)	Ferrovial SA - FERE	1,808,633	0.1
42,481	(3)	Grifols SA	1,111,812	0.0
870,153	(1)	Iberdrola S.A. - IBEE	11,231,045	0.5
155,128		Industria de Diseno Textil SA	5,125,441	0.2
41,367	(3)	Naturgy Energy Group SA	1,015,679	0.0
61,646		Red Electrica Corp. SA	1,093,476	0.0
213,468		Repsol SA	2,649,567	0.1
33,903		Siemens Gamesa Renewable Energy SA	1,314,913	0.1
719,876	(1)	Telefonica S.A.	3,236,488	0.1
			55,703,574	2.4

		Sweden: 3.4%
44,739	(1)	Alfa Laval AB	1,352,165	0.1
142,538		Assa Abloy AB	4,102,300	0.2
95,497		Atlas Copco AB - A Shares	5,822,190	0.3
55,494		Atlas Copco AB - B Shares	2,892,205	0.1
38,896		Boliden AB - BOLS	1,443,171	0.1
32,121	(3)	Electrolux AB	893,000	0.0
93,719		Epiroc AB - A Shares	2,123,127	0.1
55,459		Epiroc AB - B Shares	1,155,299	0.1
33,930	(3)	EQT AB	1,117,103	0.1
86,546	(3)	Essity AB	2,735,300	0.1
22,755	(4)	Evolution Gaming Group AB	3,351,016	0.1
14,421	(1)	Fastighets AB Balder	713,950	0.0
114,248	(1),(3)	H & M Hennes & Mauritz AB	2,574,750	0.1
40,024		Hexagon AB - B Shares	3,694,549	0.2
59,529	(3)	Husqvarna AB - B Shares	858,208	0.0
14,323		ICA Gruppen AB	700,416	0.0
15,195	(1),(3)	Industrivarden AB-Class A	559,035	0.0
22,743	(1),(3)	Industrivarden AB-Class C	798,139	0.0
21,054		Investment AB Latour	545,545	0.0
64,775		Investor AB - B Shares	5,168,384	0.2
34,402		Kinnevik AB	1,672,007	0.1
10,823	(1),(3)	Lundbergforetagen AB	591,096	0.0
26,468		Lundin Energy AB	832,475	0.0
44,347		Nibe Industrier AB	1,375,351	0.1
160,549	(1)	Sandvik AB	4,392,927	0.2
44,593		Securitas AB	758,426	0.0
231,451	(3)	Skandinaviska Enskilda Banken AB	2,823,354	0.1
48,378	(3)	Skanska AB	1,213,302	0.1
54,229	(3)	SKF AB - B Shares	1,543,060	0.1
86,161	(1),(3)	Svenska Cellulosa AB SCA	1,525,057	0.1
221,255	(3)	Svenska Handelsbanken AB	2,405,308	0.1
128,787		Swedbank AB	2,270,757	0.1
23,067	(3)	Swedish Match AB	1,799,484	0.1
71,119		Tele2 AB	959,392	0.0
415,083		Telefonaktiebolaget LM Ericsson	5,502,031	0.2
348,955		Telia Co. AB	1,512,989	0.1
202,525	(1),(3)	Volvo AB - B Shares	5,128,951	0.2
			78,905,819	3.4

		Switzerland: 9.5%
262,085		ABB Ltd.	7,973,012	0.3
22,038		Adecco Group AG	1,486,505	0.1
69,925	(1)	Alcon, Inc.	4,907,014	0.2
6,602		Baloise Holding AG	1,122,682	0.1
4,284		Banque Cantonale Vaudoise	418,004	0.0
430		Barry Callebaut AG	973,556	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
146		Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	$1,271,835	0.1
15		Chocoladefabriken Lindt & Spruengli AG - Registered	1,370,533	0.1
74,234		Cie Financiere Richemont SA	7,128,195	0.3
28,364	(1)	Clariant AG	572,300	0.0
28,522		Coca-Cola HBC AG	906,558	0.0
348,097		Credit Suisse Group AG	3,682,645	0.2
1,164	(1)	EMS-Chemie Holding AG	1,039,820	0.0
5,268		Geberit AG - Reg	3,352,794	0.1
1,313		Givaudan	5,064,563	0.2
1,421,151	(1)	Glencore PLC	5,580,047	0.2
31,828		Julius Baer Group Ltd.	2,033,920	0.1
7,679		Kuehne & Nagel International AG	2,193,324	0.1
74,453		LafargeHolcim Ltd.-CHF	4,378,206	0.2
23,387		Logitech International SA	2,452,693	0.1
10,590		Lonza Group AG	5,922,982	0.3
409,711		Nestle SA	45,673,104	2.0
315,759		Novartis AG	26,991,306	1.2
2,658		Partners Group	3,396,727	0.1
4,551		Roche Holding AG	1,559,057	0.1
99,912		Roche Holding AG	32,365,833	1.4
5,790	(3)	Schindler Holding AG - Part Cert	1,701,155	0.1
2,866		Schindler Holding AG - Reg	822,330	0.0
861		SGS SA	2,446,445	0.1
20,163		Sika AG	5,765,699	0.2
7,784	(1)	Sonova Holding AG - Reg	2,063,345	0.1
90,644		STMicroelectronics NV-STM1	3,463,100	0.1
1,470		Straumann Holding AG	1,835,322	0.1
4,115		Swatch Group AG - BR	1,184,867	0.1
7,482		Swatch Group AG - Reg	417,199	0.0
4,325		Swiss Life Holding AG	2,125,464	0.1
10,819		Swiss Prime Site AG	998,789	0.0
40,637		Swiss Re Ltd.	3,996,369	0.2
3,683	(3)	Swisscom AG	1,975,992	0.1
9,497		Temenos AG	1,370,311	0.1
521,361		UBS Group AG	8,066,231	0.3
6,480	(1)	Vifor Pharma AG	881,878	0.0
21,397		Zurich Insurance Group AG	9,107,667	0.4
			222,039,378	9.5

		United Arab Emirates: 0.0%
19,351		NMC Health PLC	7,759	0.0

		United Kingdom: 12.8%
138,390		3i Group PLC	2,199,374	0.1
27,219		Admiral Group Plc	1,163,370	0.0
174,459		Anglo American PLC	6,833,216	0.3
56,080		Antofagasta PLC	1,306,284	0.1
63,988		Ashtead Group PLC	3,819,825	0.2
50,663	(1)	Associated British Foods PLC	1,683,212	0.1
186,625		AstraZeneca PLC	18,626,872	0.8
137,555	(1),(4)	Auto Trader Group PLC	1,051,755	0.0
16,357		AVEVA Group PLC	771,587	0.0
558,571		Aviva PLC	3,148,509	0.1
457,652		BAE Systems PLC	3,187,137	0.1
2,468,176		Barclays PLC	6,320,833	0.3
144,815	(1)	Barratt Developments PLC	1,489,577	0.1
17,824		Berkeley Group Holdings PLC	1,091,231	0.0
2,882,426		BP PLC	11,708,347	0.5
326,267		British American Tobacco PLC	12,401,623	0.5
125,375		British Land Co. PLC	872,263	0.0
1,269,281	(1)	BT Group PLC	2,707,787	0.1
47,924		Bunzl PLC	1,533,937	0.1
57,560	(1)	Burberry Group PLC	1,505,768	0.1
145,525	(1)	CNH Industrial NV	2,252,765	0.1
23,965		Coca-Cola European Partners PLC - EUR	1,240,144	0.1
5,141		Coca-Cola European Partners PLC - USD	268,155	0.0
253,686	(1)	Compass Group PLC	5,125,442	0.2
60,857		CRH PLC - London	2,853,014	0.1
19,841		Croda International PLC	1,736,023	0.1
332,594		Diageo PLC	13,663,533	0.6
194,331		Direct Line Insurance Group PLC	838,890	0.0
83,106	(1),(3)	Entain PLC	1,737,980	0.1
72,514		Evraz PLC	577,490	0.0
130,442		Experian PLC	4,493,880	0.2
32,003		Ferguson PLC	3,822,939	0.2
713,534		GlaxoSmithKline PLC	12,631,627	0.5
53,990		Halma PLC	1,766,383	0.1
47,285		Hargreaves Lansdown PLC	1,004,700	0.0
24,616		Hikma Pharmaceuticals PLC	772,203	0.0
2,896,501		HSBC Holdings PLC	16,882,851	0.7
134,590		Imperial Brands PLC	2,759,233	0.1
213,621	(1)	Informa PLC	1,649,412	0.1
24,677	(1)	InterContinental Hotels Group PLC	1,697,030	0.1
22,952		Intertek Group PLC	1,772,272	0.1
253,309		J Sainsbury Plc	847,067	0.0
73,459	(1)	JD Sports Fashion PLC	835,071	0.0
27,523		Johnson Matthey PLC	1,143,311	0.0
300,512	(1)	Kingfisher PLC	1,317,163	0.1
100,316		Land Securities Group PLC	953,872	0.0
848,562		Legal & General Group PLC	3,258,086	0.1
10,072,700	(1)	Lloyds Banking Group Plc	5,908,923	0.3
44,982		London Stock Exchange Group PLC	4,300,284	0.2
370,263		M&G PLC	1,058,094	0.0
690,899	(1)	Melrose Industries PLC	1,588,723	0.1
69,051		Mondi PLC	1,760,347	0.1
500,639		National Grid PLC	5,942,904	0.3
689,951		Natwest Group PLC	1,866,900	0.1
18,907	(1)	Next PLC	2,049,192	0.1
69,157	(1)	Ocado Group PLC	1,938,978	0.1
107,210		Pearson PLC	1,143,184	0.0
45,358		Persimmon PLC	1,837,264	0.1
78,260		Phoenix Group Holdings PLC	791,218	0.0
371,021		Prudential PLC	7,903,732	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
101,206		Reckitt Benckiser Group PLC	$9,059,030	0.4
274,750		Relx PLC (GBP Exchange)	6,890,983	0.3
263,707	(1)	Rentokil Initial Plc	1,760,620	0.1
159,577		Rio Tinto PLC	12,173,899	0.5
1,189,967	(1)	Rolls-Royce Holdings PLC	1,728,083	0.1
147,140		RSA Insurance Group PLC	1,380,356	0.1
155,362		Sage Group PLC/The	1,312,535	0.1
17,704		Schroders PLC	854,169	0.0
169,456		Segro PLC	2,189,911	0.1
34,001		Severn Trent PLC	1,081,490	0.0
124,535		Smith & Nephew PLC	2,364,305	0.1
56,426		Smiths Group PLC	1,195,360	0.0
10,486		Spirax-Sarco Engineering PLC	1,647,549	0.1
148,065		SSE PLC	2,968,866	0.1
76,459		St. James's Place PLC	1,342,344	0.1
381,518		Standard Chartered PLC	2,626,973	0.1
313,549		Standard Life Aberdeen PLC	1,252,643	0.1
518,278	(1)	Taylor Wimpey PLC	1,288,603	0.1
1,099,536		Tesco PLC	3,471,505	0.1
155,938		Unilever PLC - ULVRL	8,701,354	0.4
217,970		Unilever PLC	12,162,129	0.5
96,972		United Utilities Group PLC	1,239,153	0.1
3,815,822		Vodafone Group PLC	6,958,477	0.3
28,703	(1)	Whitbread PLC	1,354,945	0.1
342,957		WM Morrison Supermarkets PLC	862,565	0.0
174,256		WPP PLC	2,220,638	0.1
			299,501,271	12.8

	Total Common Stock
	(Cost $1,646,254,747)		2,300,503,906	98.2

PREFERRED STOCK: 0.7%
		Germany: 0.7%
8,087		Bayerische Motoren Werke AG	643,788	0.1
9,898		Fuchs Petrolub AG	474,307	0.0
25,337		Henkel AG & Co. KGaA	2,848,744	0.1
21,776	(1)	Porsche AG	2,310,464	0.1
5,058		Sartorius AG	2,521,720	0.1
26,392	(1)	Volkswagen AG	7,387,695	0.3

	Total Preferred Stock
	(Cost $9,507,113)		16,186,718	0.7

RIGHTS: –%
		Italy: –%
286,771	(1),(2)	Snam SpA	–	–

	Total Rights
	(Cost $–)		–	–

WARRANTS: 0.0%
		Switzerland: 0.0%
155,786	(1)	Cie Financiere Richemont SA	59,338	0.0

	Total Warrants
	(Cost $–)		59,338	0.0

	Total Long-Term Investments
	(Cost $1,655,761,860)		2,316,749,962	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.5%
		Repurchase Agreements: 6.7%
9,243,158	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $9,243,163, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $9,428,021, due 06/01/21-04/01/51)	9,243,158	0.4
6,606,354	(5)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $6,606,363, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $6,738,481, due 01/01/25-10/01/50)	6,606,354	0.3
6,527,154	(5)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $6,527,192, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $6,853,512, due 05/20/22-04/01/40)	6,527,154	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
37,654,240	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $37,654,261, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $38,407,325, due 04/15/21-02/20/71)	$37,654,240	1.6
1,145,760	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,145,761, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.682%, Market Value plus accrued interest $1,168,675, due 04/22/21-06/20/69)	1,145,760	0.1
6,767,738	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $6,767,749, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,903,111, due 04/13/21-02/15/48)	6,767,738	0.3
1,536,742	(5)	Jefferies LLC, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,536,742, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $1,567,477, due 05/15/21-08/15/48)	1,536,742	0.1
10,428,662	(5)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $10,428,676, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $10,637,237, due 07/01/22-03/01/51)	10,428,662	0.4
11,902,756	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $11,902,766, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $12,140,823, due 06/01/21-02/20/71)	11,902,756	0.5
23,336,327	(5)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $23,336,410, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $23,803,032, due 04/01/21-09/09/49)	23,336,327	1.0
7,741,910	(5)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $7,741,923, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $7,919,621, due 01/31/22-02/15/41)	7,741,910	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,399,989	(5)	Royal Bank of Canada, Repurchase Agreement dated 03/31/21, 0.20%, due 04/01/21 (Repurchase Amount $2,400,002, collateralized by various U.S. Government Securities, 0.441%-10.200%, Market Value plus accrued interest $2,509,311, due 01/15/22-09/01/40)	$2,399,989	0.1
28,995,361	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $28,995,432, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $29,575,368, due 07/15/23-02/15/48)	28,995,361	1.2
3,018,131	(5)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,018,136, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $3,078,494, due 04/25/21-02/20/71)	3,018,131	0.1

	Total Repurchase Agreements
	(Cost $157,304,282)		157,304,282	6.7

Shares			Value	Percentage of Net Assets
		Mutual Funds(5): 0.8%
13,262,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	13,262,000	0.6
4,699,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	4,699,000	0.2
690,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	690,000	0.0
	Total Mutual Funds
	(Cost $18,651,000)		18,651,000	0.8

	Total Short-Term Investments
	(Cost $175,955,282)		175,955,282	7.5

	Total Investments in Securities (Cost $1,831,717,142)		$2,492,705,244	106.4
	Liabilities in Excess of Other Assets		(150,220,675)	(6.4)
	Net Assets		$2,342,484,569	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Financials	17.1%
Industrials	15.3
Consumer Discretionary	12.7
Health Care	11.8
Consumer Staples	10.1
Information Technology	8.9
Materials	7.8
Communication Services	5.2
Utilities	3.6
Energy	3.3
Real Estate	3.1
Short-Term Investments	7.5
Liabilities in Excess of Other Assets	(6.4)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$168,267,750	$–	$168,267,750
Austria	–	4,259,886	–	4,259,886
Belgium	–	19,694,245	–	19,694,245
China	–	2,575,589	–	2,575,589
Denmark	–	54,964,049	–	54,964,049
Finland	–	27,548,242	–	27,548,242
France	593,629	239,191,151	–	239,784,780
Germany	2,040,176	200,182,779	–	202,222,955
Hong Kong	607,713	70,084,992	–	70,692,705
Ireland	–	16,791,707	–	16,791,707
Israel	6,489,583	7,261,097	–	13,750,680
Italy	–	48,547,164	–	48,547,164
Japan	279,519	575,616,914	–	575,896,433
Luxembourg	–	2,565,312	–	2,565,312
Macau	–	5,317,882	–	5,317,882
Mexico	–	312,050	–	312,050
Netherlands	5,151,625	134,419,327	–	139,570,952
New Zealand	–	7,683,357	–	7,683,357
Norway	–	14,531,488	–	14,531,488
Portugal	603,261	3,082,374	–	3,685,635
Singapore	–	25,683,244	–	25,683,244
Spain	–	55,703,574	–	55,703,574
Sweden	–	78,905,819	–	78,905,819
Switzerland	–	222,039,378	–	222,039,378
United Arab Emirates	–	7,759	–	7,759
United Kingdom	12,430,284	287,070,987	–	299,501,271
Total Common Stock	28,195,790	2,272,308,116	–	2,300,503,906
Preferred Stock	–	16,186,718	–	16,186,718
Rights	–	–	–	–
Warrants	59,338	–	–	59,338
Short-Term Investments	18,651,000	157,304,282	–	175,955,282
Total Investments, at fair value	$46,906,128	$2,445,799,116	$–	$2,492,705,244
Liabilities Table
Other Financial Instruments+
Futures	$(100,381)	$–	$–	$(100,381)
Total Liabilities	$(100,381)	$–	$–	$(100,381)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	211	06/18/21	$23,125,600	$(100,381)
			$23,125,600	$(100,381)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,875,374,944.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$733,208,751
Gross Unrealized Depreciation	(113,630,967)

Net Unrealized Appreciation	$619,577,784